Supplement to the

Fidelity® Capital Appreciation Fund
Fidelity Disciplined Equity Fund
Fidelity Focused Stock Fund
Fidelity Small Cap Independence Fund
Fidelity Stock Selector
Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements the similar information found in the "Management Contracts" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

FCTB-08-01 October 30, 2008
1.803895.108

Supplement to the

Fidelity® Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity International Discovery Fund, Fidelity Overseas Fund, Fidelity Stock Selector, and Fidelity Value Fund

Funds of Fidelity Capital Trust and Fidelity Investment Trust

Class K

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 37.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

K-COM10B-08-01 October 30, 2008
1.881208.100

Supplement to the

Fidelity Advisor Small Cap Independence Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity® Small Cap Independence Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 27.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

ASCS/ASCSIB-08-01 October 30, 2008
1.881211.100